Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 1,665,368	₩ 1,680,168
Less: non-current	(1,665,368)	(1,680,168)
Current	0	0
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	1,317,458	1,231,188
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	341,753	443,067
Debt instruments [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 6,157	₩ 5,913